TWO ROADS SHARED TRUST

West Shore Real Return Fund

Class A AWSFX

Class I IWSFX

Class N NWSFX

Class R RWSFX

Incorporated herein by reference is the definitive version of the prospectus for the West Shore Real Return Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 21, 2015 (SEC Accession No. 0001580642-15-004323).